ING Equity Trust

ING SmallCap Value Choice Fund (“Fund”)

Supplement Dated December 7, 2007

to the Class A, Class B, Class C and Class M Prospectus and Class I and Q Prospectus

each dated September 28, 2007

On November 30, 2007, the Board of Trustees of ING Equity Trust approved a change to the Fund’s name.

Effective on or about December 17, 2007, the Class A, Class B, Class C and Class M Prospectus and Class I and Class Q Prospectus are supplemented to reflect the following:

All references to “ING SmallCap Value Choice Fund” are hereby deleted and replaced with “ING SmallCap Value Multi-Manager Fund.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Equity Trust

ING SmallCap Value Choice Fund (“Fund”)

Supplement Dated December 7, 2007

to the Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares

Statement of Additional Information (“SAI”)

dated September 28, 2007

On November 30, 2007 the Board of Trustees of ING Equity Trust approved a change to the Fund’s name.

Effective on or about December 17, 2007, the Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares SAI is supplemented to reflect the following:

All references to “ING SmallCap Value Choice Fund” and “SmallCap Value Choice Fund” are hereby deleted and replaced with “ING SmallCap Value Multi-Manager Fund” and “SmallCap Value Multi-Manager Fund,” respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE